Significant capital and funding transactions	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Significant capital and funding transactions

Note 10 Significant capital and funding transactions
Preferred shares
On November 5, 2021, we issued 750 thousand Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares Series BT to certain institutional investors, at a price of $1,000 per share, for total gross proceeds of $750 million. For the initial five year period to the earliest redemption date of February 24, 2027, the shares pay semi-annual cash dividends, if declared, at a rate of 4.2% per annum. The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus a premium of 2.71%. Subject to the consent of the Office of the Superintendent of Financial Institutions (OSFI)

and the requirements of the
Bank Act
(Canada), we may redeem the Series BT Preferred Shares in whole or in part at a price per share of $
1,000
on the earliest redemption date and every fifth year thereafter. The shares include non-viability contingency capital (NVCC) provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III.
On February 24, 2022, we redeemed all 6 million Non-Cumulative First Preferred Shares Series BJ, at a price of $25.75 per share.
Subordinated debentures
On January 25, 2022, we issued $1,000 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 2.94% per annum until May 3, 2027, and at the three-month Canadian Dollar Offered Rate plus 0.76% thereafter until their maturity on May 3, 2032.
Common shares issued
(1)

	For the three months ended
	April 30, 2022		April 30, 2021
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	105	$8	324	$25
Purchased for cancellation (3)	(13,700)	(171)	–	–
	(13,595)	$(163)	324	$25

	For the six months ended
	April 30, 2022		April 30, 2021
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	512	$42	820	$61
Purchased for cancellati o n (3)	(22,571)	(282)	–	–
	(22,059)	$(240)	820	$61

(1)
The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and six months ended April 30, 2022 and April 30, 2021, our DRIP’s requirements were satisfied through open market share purchases.

(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)
During the three months ended April 30, 2022, we purchased for cancellation common shares at a total fair value of $1,892 million (average cost of $138.04 per share), with a book value of $171 million (book value of $12.46 per share). During the six months ended April 30, 2022, we purchased for cancellation common shares at a total fair value of $3,106 million (average cost of $137.57 per share), with a book value of $282 million (book value of $12.46 per share). During the three months and six months ended April 30, 2021, we did not purchase for cancellation any common shares.